Quarterly Holdings Report
for
Fidelity® SAI International Credit Fund
September 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
ICR-NPRT3-1125
1.9908918.102
Foreign Government and Government Agency Obligations - 9.3%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.6%
Australian Commonwealth 1.25% 5/21/2032	AUD	7,575,000	4,227,088
Australian Commonwealth 3.75% 5/21/2034 (b)	AUD	12,000,000	7,686,942
TOTAL AUSTRALIA			11,914,030
CANADA - 3.6%
Canadian Government 1.5% 12/1/2031	CAD	14,565,000	9,652,334
Canadian Government 1.5% 6/1/2031	CAD	22,775,000	15,228,146
Canadian Government 2% 6/1/2032	CAD	20,210,000	13,709,143
Canadian Government 2.5% 12/1/2032	CAD	20,865,000	14,541,927
Canadian Government 2.75% 6/1/2033	CAD	165,000	116,429
Canadian Government 3% 6/1/2034	CAD	8,675,000	6,186,030
Canadian Government 3.25% 12/1/2033	CAD	6,200,000	4,516,962
TOTAL CANADA			63,950,971
JAPAN - 2.3%
Japan Government 0.005% 12/1/2025	JPY	1,077,350,000	7,279,297
Japan Government 0.1% 11/1/2025	JPY	1,110,000,000	7,503,430
Japan Government 0.9% 9/1/2027	JPY	2,110,000,000	14,257,856
Japan Government 0.9% 9/20/2034	JPY	592,750,000	3,778,233
Japan Government 1.4% 3/20/2035	JPY	100,000,000	662,934
Japan Government Treasury Bills 0% 11/20/2025 (c)	JPY	1,077,050,000	7,278,263
TOTAL JAPAN			40,760,013
MULTI-NATIONAL - 2.1%
European Union 0.75% 4/4/2031 (b)	EUR	2,696,000	2,867,295
European Union 2.5% 12/4/2031 (b)	EUR	4,608,000	5,346,584
European Union 3.375% 12/12/2035 (b)	EUR	3,587,000	4,288,658
European Union 4% 4/4/2044 (b)	EUR	20,590,000	24,940,383
TOTAL MULTI-NATIONAL			37,442,920
ROMANIA - 0.7%
Romanian Republic 2.124% 7/16/2031 (b)	EUR	2,425,000	2,427,128
Romanian Republic 5.875% 7/11/2032 (b)	EUR	5,460,000	6,554,546
Romanian Republic 6.375% 9/18/2033 (b)	EUR	3,700,000	4,554,668
TOTAL ROMANIA			13,536,342
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $164,924,546)			167,604,276

Non-Convertible Corporate Bonds - 59.7%
		Principal Amount (a)	Value ($)
AUSTRALIA - 1.4%
Financials - 1.1%
Banks - 0.8%
Commonwealth Bank of Australia 2.688% 3/11/2031 (e)		6,940,000	6,278,243
Commonwealth Bank of Australia 3.788% 8/26/2037 (b)(d)	EUR	5,145,000	6,058,162
			12,336,405
Financial Services - 0.1%
Cimic Finance Ltd 1.5% 5/28/2029 (b)	EUR	2,104,000	2,293,732
Insurance - 0.2%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(d)	GBP	3,454,000	4,322,119
TOTAL FINANCIALS			18,952,256

Utilities - 0.3%
Electric Utilities - 0.3%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	8,900,000	6,260,557
TOTAL AUSTRALIA			25,212,813
AUSTRIA - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Supernova Invest GmbH 5% 6/24/2030 (b)	EUR	1,375,000	1,648,687
BELGIUM - 1.7%
Consumer Staples - 0.8%
Food Products - 0.8%
Barry Callebaut Services NV 4.25% 8/19/2031 (b)	EUR	11,400,000	13,681,081
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Fluxys SA 4% 11/28/2030 (b)	EUR	7,400,000	8,842,754
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Shurgard Luxembourg Sarl 4% 5/27/2035 (b)	EUR	7,400,000	8,734,725
TOTAL BELGIUM			31,258,560
CANADA - 1.9%
Financials - 1.9%
Banks - 1.9%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(d)	EUR	15,100,000	17,785,009
Royal Bank of Canada 3.125% 9/27/2031 (b)(d)	EUR	7,330,000	8,609,671
Toronto Dominion Bank 3.357% 9/22/2032 (b)	EUR	7,000,000	8,189,956

TOTAL CANADA			34,584,636
CZECH REPUBLIC - 0.8%
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
CPI Property Group SA 1.5% 1/27/2031 (b)	EUR	6,442,000	6,239,664
CPI Property Group SA 6% 1/27/2032 (b)	EUR	6,835,000	8,175,094

TOTAL CZECH REPUBLIC			14,414,758
DENMARK - 1.5%
Consumer Staples - 0.6%
Beverages - 0.3%
Carlsberg Breweries A/S 3.25% 2/28/2032 (b)	EUR	4,125,000	4,856,940
Tobacco - 0.3%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (b)	EUR	4,990,000	6,085,911
TOTAL CONSUMER STAPLES			10,942,851

Financials - 0.9%
Banks - 0.9%
Danske Bank A/S 3.875% 1/9/2032 (b)(d)	EUR	10,125,000	12,273,825
Jyske Bank A/S 5.125% 5/1/2035 (b)(d)	EUR	2,788,000	3,465,089
			15,738,914
TOTAL DENMARK			26,681,765
FINLAND - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Citycon Treasury BV 5% 3/11/2030 (b)	EUR	920,000	1,080,552
Citycon Treasury BV 5.375% 7/8/2031 (b)	EUR	2,980,000	3,518,119

TOTAL FINLAND			4,598,671
FRANCE - 5.0%
Communication Services - 0.3%
Media - 0.3%
Publicis Groupe SA 3.375% 6/12/2032 (b)	EUR	3,900,000	4,577,931
Consumer Discretionary - 0.6%
Automobiles - 0.6%
RCI Banque SA 4.75% 3/24/2037 (b)(d)	EUR	2,400,000	2,866,895
RCI Banque SA 5.5% 10/9/2034 (b)(d)	EUR	6,800,000	8,397,750
			11,264,645
Financials - 2.1%
Banks - 2.1%
BNP Paribas SA 2.159% 9/15/2029 (d)(e)		4,560,000	4,276,766
BNP Paribas SA 3.945% 2/18/2037 (b)(d)	EUR	11,500,000	13,547,019
BNP Paribas SA 5.786% 1/13/2033 (d)(e)		3,336,000	3,501,214
BPCE SA 5.716% 1/18/2030 (d)(e)		10,945,000	11,318,766
Societe Generale SA 6.691% 1/10/2034 (d)(e)		5,340,000	5,816,425
			38,460,190
Utilities - 2.0%
Electric Utilities - 0.6%
Electricite de France SA 4.75% 10/12/2034 (b)	EUR	1,300,000	1,639,517
Electricite de France SA 5.5% 1/25/2035 (b)	GBP	7,600,000	9,926,389
			11,565,906
Multi-Utilities - 1.4%
Engie SA 3.875% 3/6/2036 (b)	EUR	1,600,000	1,894,158
Engie SA 4.25% 9/6/2034 (b)	EUR	8,000,000	9,783,949
Veolia Environnement SA 3.324% 6/17/2032 (b)	EUR	10,300,000	12,099,502
			23,777,609
TOTAL UTILITIES			35,343,515

TOTAL FRANCE			89,646,281
GERMANY - 11.6%
Consumer Discretionary - 1.0%
Automobile Components - 1.0%
Robert Bosch GmbH 4.375% 6/2/2043 (b)	EUR	2,500,000	2,932,993
Schaeffler AG 5.375% 4/1/2031 (b)	EUR	2,900,000	3,565,133
ZF Europe Finance BV 4.75% 1/31/2029 (b)	EUR	6,700,000	7,724,077
ZF Europe Finance BV 7% 6/12/2030 (b)	EUR	3,100,000	3,777,956
			18,000,159
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
METRO AG 4% 3/5/2030 (b)	EUR	2,890,000	3,516,193
Energy - 0.4%
Energy Equipment & Services - 0.4%
Vier Gas Transport GmbH 3.625% 9/8/2033 (b)	EUR	6,000,000	7,045,216
Financials - 4.8%
Banks - 0.8%
Commerzbank AG 3.625% 1/14/2032 (b)(d)	EUR	3,100,000	3,696,937
Commerzbank AG 4.875% 10/16/2034 (b)(d)	EUR	1,900,000	2,340,309
Commerzbank AG 8.625% 2/28/2033 (b)(d)	GBP	2,600,000	3,754,499
Volkswagen Bank GmbH 3.5% 6/19/2031 (b)	EUR	3,500,000	4,112,467
			13,904,212
Capital Markets - 0.5%
Deutsche Bank AG 6.125% 12/12/2030 (b)(d)	GBP	6,200,000	8,656,656
Financial Services - 3.5%
KfW 0% 1/10/2031 (b)	EUR	2,800,000	2,880,797
KfW 0.125% 1/9/2032 (b)	EUR	11,924,000	11,981,867
KfW 1.125% 9/15/2032 (b)	EUR	1,675,000	1,771,148
KfW 1.375% 6/7/2032 (b)	EUR	9,600,000	10,374,626
KfW 2.75% 1/17/2035 (b)	EUR	10,364,000	12,020,296
KfW 3.25% 3/24/2031 (b)	EUR	11,745,000	14,285,536
KfW 4% 3/15/2029		9,475,000	9,570,819
			62,885,089
TOTAL FINANCIALS			85,445,957

Health Care - 1.5%
Pharmaceuticals - 1.5%
Bayer US Finance LLC 6.375% 11/21/2030 (e)		8,930,000	9,544,167
Bayer US Finance LLC 6.5% 11/21/2033 (e)		15,465,000	16,682,494
			26,226,661
Real Estate - 1.1%
Real Estate Management & Development - 1.1%
Aroundtown SA 3% 10/16/2029 (b)	GBP	3,415,000	4,195,792
Aroundtown SA 3.625% 4/10/2031 (b)	GBP	3,650,000	4,447,064
Deutsche EuroShop AG 4.5% 10/15/2030 (b)	EUR	2,300,000	2,721,954
LEG Immobilien SE 3.875% 1/20/2035 (b)	EUR	5,200,000	6,023,713
Sirius Real Estate Ltd 4% 1/22/2032 (b)	EUR	2,400,000	2,808,304
			20,196,827
Utilities - 2.7%
Electric Utilities - 2.2%
Amprion GmbH 0.625% 9/23/2033 (b)	EUR	5,000,000	4,718,887
Amprion GmbH 3.625% 5/21/2031 (b)	EUR	6,500,000	7,807,104
Amprion GmbH 4.125% 9/7/2034 (b)	EUR	6,000,000	7,309,235
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(d)	EUR	6,500,000	7,213,266
EnBW International Finance BV 3.75% 11/20/2035 (b)	EUR	10,210,000	12,010,605
			39,059,097
Independent Power and Renewable Electricity Producers - 0.5%
RWE Finance US LLC 5.125% 9/18/2035 (e)		1,050,000	1,035,689
RWE Finance US LLC 5.875% 4/16/2034 (e)		8,173,000	8,586,113
			9,621,802
TOTAL UTILITIES			48,680,899

TOTAL GERMANY			209,111,912
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(d)		2,803,000	2,671,077
ITALY - 1.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 6.625% 6/20/2033 (e)		3,900,000	4,292,811
Utilities - 1.0%
Electric Utilities - 0.7%
Enel Finance International NV 4.375% 9/30/2030 (e)		2,695,000	2,676,671
Enel Finance International NV 5.5% 6/26/2034 (e)		5,595,000	5,792,746
Enel SpA 3.375% (b)(d)(f)	EUR	2,250,000	2,647,597
			11,117,014
Gas Utilities - 0.3%
Snam SpA 5.75% 5/28/2035 (e)		5,219,000	5,406,927
TOTAL UTILITIES			16,523,941

TOTAL ITALY			20,816,752
JAPAN - 0.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 3.678% 7/16/2033 (b)	EUR	2,850,000	3,396,894
NTT Finance Corp 4.876% 7/16/2030 (e)		580,000	589,322
			3,986,216
Consumer Staples - 0.5%
Tobacco - 0.5%
Japan Tobacco Inc 5.856% 6/15/2035 (e)		7,440,000	7,922,475
TOTAL JAPAN			11,908,691
LUXEMBOURG - 3.2%
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	859,900	260,856
Real Estate - 3.2%
Industrial REITs - 0.3%
Prologis International Funding II SA 4.375% 7/1/2036 (b)	EUR	5,015,000	6,128,062
Real Estate Management & Development - 2.9%
Blackstone Property Partners Europe Holdings Sarl 1.625% 4/20/2030 (b)	EUR	4,575,000	4,967,877
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (b)	EUR	6,607,000	7,394,860
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (b)	EUR	5,200,000	6,052,605
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (b)	EUR	4,635,000	5,741,293
Logicor Financing Sarl 1.625% 1/17/2030 (b)	EUR	7,390,000	8,076,983
Logicor Financing Sarl 2% 1/17/2034 (b)	EUR	7,520,000	7,553,137
Logicor Financing Sarl 3.75% 7/14/2032 (b)	EUR	1,545,000	1,812,802
P3 Group Sarl 3.75% 4/2/2033 (b)	EUR	2,900,000	3,389,084
P3 Group Sarl 4% 4/19/2032 (b)	EUR	4,675,000	5,580,584
			50,569,225
TOTAL REAL ESTATE			56,697,287

TOTAL LUXEMBOURG			56,958,143
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031		12,170,000	11,798,815
MULTI-NATIONAL - 2.0%
Financials - 2.0%
Banks - 2.0%
European Investment Bank 0% 1/14/2031 (b)	EUR	375,000	385,411
European Investment Bank 2.375% 5/15/2030 (b)	EUR	15,965,000	18,677,908
European Investment Bank 2.5% 5/14/2032 (b)	EUR	145,000	168,342
European Investment Bank 2.875% 6/18/2035 (b)	EUR	15,100,000	17,586,046

TOTAL MULTI-NATIONAL			36,817,707
NETHERLANDS - 1.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV 3.875% 2/16/2036 (b)	EUR	1,600,000	1,900,960
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
REWE International Finance BV 4.875% 9/13/2030 (b)	EUR	6,600,000	8,319,728
Financials - 1.1%
Banks - 0.9%
Cooperatieve Rabobank UA 1.125% 5/7/2031 (b)	EUR	3,900,000	4,117,797
Cooperatieve Rabobank UA 5.71% 1/21/2033 (d)(e)		765,000	804,445
ING Groep NV 3% 8/17/2031 (b)(d)	EUR	9,300,000	10,835,766
			15,758,008
Insurance - 0.2%
Argentum Netherlands BV 5.625% 8/15/2052 (b)(d)		4,125,000	4,166,737
TOTAL FINANCIALS			19,924,745

TOTAL NETHERLANDS			30,145,433
NORWAY - 0.2%
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 0.25% 2/23/2029 (b)(d)	EUR	3,945,000	4,372,121
POLAND - 0.5%
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (b)	EUR	8,293,000	8,933,339
PORTUGAL - 0.2%
Financials - 0.2%
Insurance - 0.2%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (b)(d)	EUR	3,100,000	3,676,502
SPAIN - 0.9%
Financials - 0.9%
Banks - 0.9%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (d)		6,800,000	7,230,564
CaixaBank SA 3.625% 9/19/2032 (b)(d)	EUR	3,300,000	3,944,669
CaixaBank SA 6.84% 9/13/2034 (d)(e)		5,205,000	5,799,801

TOTAL SPAIN			16,975,034
SWEDEN - 0.8%
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Heimstaden Bostad AB 3.875% 11/5/2029 (b)	EUR	8,160,000	9,696,246
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (b)	EUR	4,355,000	4,703,410

TOTAL SWEDEN			14,399,656
SWITZERLAND - 1.5%
Financials - 1.5%
Capital Markets - 1.3%
UBS Group AG 2.875% 4/2/2032 (b)(d)	EUR	6,790,000	7,818,525
UBS Group AG 4.125% 6/9/2033 (b)(d)	EUR	6,995,000	8,559,270
UBS Group AG 4.75% 3/17/2032 (b)(d)	EUR	5,630,000	7,097,554
			23,475,349
Insurance - 0.2%
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(d)		3,810,000	3,460,197
TOTAL FINANCIALS			26,935,546

Materials - 0.0%
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (b)	EUR	775,000	922,092
TOTAL SWITZERLAND			27,857,638
UNITED KINGDOM - 16.9%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC 4.875% 10/3/2078 (b)(d)	GBP	525,000	705,913
Consumer Discretionary - 1.4%
Broadline Retail - 0.3%
John Lewis PLC 4.25% 12/18/2034 (b)	GBP	4,805,000	5,255,429
Hotels, Restaurants & Leisure - 0.3%
IHG Finance LLC 3.375% 9/10/2030 (b)	EUR	2,350,000	2,764,441
Whitbread Group PLC 2.375% 5/31/2027 (b)	GBP	2,220,000	2,867,770
			5,632,211
Household Durables - 0.8%
Berkeley Group PLC/The 2.5% 8/11/2031 (b)	GBP	11,767,000	13,416,499
TOTAL CONSUMER DISCRETIONARY			24,304,139

Consumer Staples - 1.8%
Tobacco - 1.8%
BAT International Finance PLC 4.125% 4/12/2032 (b)	EUR	9,810,000	11,894,945
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (b)	EUR	8,995,000	11,460,567
Imperial Brands Finance PLC 4.875% 6/7/2032 (b)	GBP	6,290,000	8,130,298
			31,485,810
Financials - 6.0%
Banks - 4.7%
Barclays PLC 3.543% 8/14/2031 (b)(d)	EUR	10,210,000	12,120,396
HSBC Holdings PLC 4.787% 3/10/2032 (b)(d)	EUR	5,510,000	6,946,748
HSBC Holdings PLC 4.856% 5/23/2033 (b)(d)	EUR	3,365,000	4,275,781
HSBC Holdings PLC 5.813% 5/22/2033 (b)(d)	GBP	11,060,000	15,294,542
HSBC Holdings PLC 6.254% 3/9/2034 (d)		2,815,000	3,065,852
HSBC Holdings PLC 8.201% 11/16/2034 (b)(d)	GBP	830,000	1,230,124
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(d)	EUR	11,120,000	13,998,144
NatWest Group PLC 2.105% 11/28/2031 (b)(d)	GBP	4,974,000	6,515,556
NatWest Group PLC 7.416% 6/6/2033 (b)(d)	GBP	7,365,000	10,441,813
Standard Chartered PLC 3.864% 3/17/2033 (b)(d)	EUR	4,955,000	5,921,673
Virgin Money UK PLC 7.625% 8/23/2029 (b)(d)	GBP	3,330,000	4,828,410
			84,639,039
Consumer Finance - 0.4%
Motability Operations Group PLC 3.625% 1/22/2033 (b)	EUR	6,120,000	7,203,358
Financial Services - 0.2%
Nationwide Building Society 4% 7/30/2035 (b)(d)	EUR	2,910,000	3,469,379
Insurance - 0.7%
Admiral Group PLC 8.5% 1/6/2034 (b)	GBP	8,115,000	12,492,495
TOTAL FINANCIALS			107,804,271

Industrials - 1.3%
Ground Transportation - 0.6%
Mobico Group PLC 4.875% 9/26/2031 (b)	EUR	10,935,000	10,106,202
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (b)	GBP	548,000	728,244
Transportation Infrastructure - 0.7%
Heathrow Funding Ltd 6% 3/5/2032 (b)	GBP	9,635,000	13,126,422
TOTAL INDUSTRIALS			23,960,868

Real Estate - 0.5%
Office REITs - 0.4%
Great Portland Estates PLC 5.375% 9/25/2031 (b)	GBP	5,610,000	7,554,365
Real Estate Management & Development - 0.1%
Titanium Ruth Holdco Ltd 0.95% 6/2/2026 (b)	EUR	870,000	1,010,282
TOTAL REAL ESTATE			8,564,647

Utilities - 5.9%
Electric Utilities - 1.0%
London Power Networks PLC 3.837% 6/11/2037 (b)	EUR	3,775,000	4,421,893
NGG Finance PLC 2.125% 9/5/2082 (b)(d)	EUR	7,461,000	8,586,962
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (b)	EUR	4,600,000	5,405,760
			18,414,615
Water Utilities - 4.9%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (b)	GBP	2,415,000	2,910,512
Anglian Water Services Financing PLC 5.875% 6/20/2031 (b)	GBP	2,055,000	2,837,630
Anglian Water Services Financing PLC 6.25% 9/12/2044 (b)	GBP	600,000	765,685
Anglian Water Services Financing PLC 6.293% 7/30/2030 (b)	GBP	7,155,000	10,035,623
Anglian Water Services Financing PLC 6.625% 1/15/2029 (g)	GBP	5,405,000	7,604,359
Northumbrian Water Finance PLC 4.5% 2/14/2031 (b)	GBP	8,920,000	11,578,040
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (b)	EUR	4,425,000	5,239,334
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (b)	GBP	5,005,000	6,303,169
South West Water Finance PLC 5.25% 9/15/2031 (b)	GBP	5,425,000	7,242,700
South West Water Finance PLC 5.75% 12/11/2032 (b)	GBP	3,735,000	5,114,227
SW Finance I PLC 6.875% 8/7/2032 (b)	GBP	6,565,000	8,933,220
SW Finance I PLC 7.375% 12/12/2041 (b)	GBP	2,421,000	3,227,802
United Utilities Water Finance PLC 3.5% 2/27/2033 (b)	EUR	2,640,000	3,079,694
Wessex Water Services Finance PLC 6.125% 9/19/2034 (b)	GBP	4,500,000	6,112,923
Yorkshire Water Finance PLC 6% 7/22/2033 (b)	GBP	4,660,000	6,251,453
			87,236,371
TOTAL UTILITIES			105,650,986

TOTAL UNITED KINGDOM			302,476,634
UNITED STATES - 4.8%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Alphabet Inc 3.375% 5/6/2037	EUR	940,000	1,088,572
Alphabet Inc 3.875% 5/6/2045	EUR	1,000,000	1,158,511
Alphabet Inc 4% 5/6/2054	EUR	700,000	802,102
			3,049,185
Consumer Discretionary - 0.8%
Automobiles - 0.5%
Stellantis Finance US Inc 5.75% 3/18/2030 (e)		8,594,000	8,741,426
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp 3.5% 5/21/2032 (b)	EUR	5,480,000	6,521,877
TOTAL CONSUMER DISCRETIONARY			15,263,303

Consumer Staples - 0.8%
Tobacco - 0.8%
Philip Morris International Inc 3.25% 6/6/2032	EUR	12,010,000	14,013,689
Financials - 1.6%
Banks - 0.3%
Citigroup Inc 4.296% 7/23/2036 (d)	EUR	3,680,000	4,408,009
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(d)	EUR	900,000	1,081,896
			5,489,905
Capital Markets - 0.4%
Blackstone Private Credit Fund 4.875% 4/14/2026 (b)	GBP	2,494,000	3,349,395
Morgan Stanley 3.955% 3/21/2035 (d)	EUR	950,000	1,144,486
Morgan Stanley 4.099% 5/22/2036 (d)	EUR	2,300,000	2,785,768
			7,279,649
Consumer Finance - 0.9%
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	2,935,000	3,514,499
Ford Motor Credit Co LLC 5.875% 11/7/2029		3,740,000	3,805,140
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	3,725,000	5,024,885
Stellantis Financial Services US Corp 5.4% 9/15/2030 (e)		4,022,000	4,030,431
			16,374,955
TOTAL FINANCIALS			29,144,509

Information Technology - 0.1%
Software - 0.1%
Fiserv Funding ULC 3.5% 6/15/2032	EUR	1,790,000	2,096,336
Real Estate - 1.1%
Diversified REITs - 0.0%
WP Carey Inc 4.25% 7/23/2032	EUR	300,000	364,783
Industrial REITs - 0.2%
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	3,680,000	4,302,196
Retail REITs - 0.3%
Realty Income Corp 3.375% 6/20/2031	EUR	4,875,000	5,740,442
Specialized REITs - 0.6%
American Tower Corp 3.625% 5/30/2032	EUR	7,500,000	8,952,116
TOTAL REAL ESTATE			19,359,537

Utilities - 0.2%
Electric Utilities - 0.2%
Duke Energy Corp 3.85% 6/15/2034	EUR	1,403,000	1,648,651
Southern Co/The 1.875% 9/15/2081 (d)	EUR	1,211,000	1,367,502
			3,016,153
TOTAL UNITED STATES			85,942,712
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,019,675,611)			1,072,908,337

Preferred Securities - 3.0%
		Principal Amount (a)	Value ($)
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (b)(d)(f)	EUR	2,040,000	2,159,575
FINLAND - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Citycon Oyj 7.875% (b)(d)(f)	EUR	3,407,000	3,960,228
GERMANY - 1.3%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Volkswagen International Finance NV 3.748% (b)(d)(f)	EUR	100,000	120,473
Volkswagen International Finance NV 3.875% (b)(d)(f)	EUR	7,600,000	8,845,004
			8,965,477
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Aroundtown Finance Sarl 7.875% (d)(f)		3,940,000	4,198,016
Aroundtown SA 5 year ISDA Fixed EURIBOR + 3.98%, 6.193% (b)(d)(f)(h)	EUR	4,300,000	5,155,137
Grand City Properties SA 1.5% (b)(d)(f)	EUR	4,000,000	4,614,466
			13,967,619
TOTAL GERMANY			22,933,096
SWEDEN - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Heimstaden Bostad AB 3.625% (b)(d)(f)	EUR	5,225,000	6,191,342
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(d)(f)(h)(i)	EUR	647,000	531,446

TOTAL SWEDEN			6,722,788
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(d)(f)(h)(i)(j)		611,000	51,935
UNITED KINGDOM - 1.1%
Consumer Staples - 0.9%
Tobacco - 0.9%
British American Tobacco PLC 3% (b)(d)(f)	EUR	14,002,000	16,783,148
Industrials - 0.2%
Ground Transportation - 0.2%
Mobico Group PLC 4.25% (b)(d)(f)	GBP	3,430,000	2,932,962
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (b)(d)(f)	GBP	337,000	457,912
TOTAL UNITED KINGDOM			20,174,022
TOTAL PREFERRED SECURITIES (Cost $47,793,505)			56,001,644

U.S. Treasury Obligations - 23.6%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 8/15/2040	4.51	700,000	441,437
US Treasury Bonds 2.25% 5/15/2041	4.12 to 4.83	16,900,000	12,521,184
US Treasury Bonds 3.25% 5/15/2042	4.15	580,200	487,412
US Treasury Bonds 3.875% 8/15/2040	4.60	4,800,000	4,474,313
US Treasury Bonds 4% 11/15/2042 (l)	3.89 to 4.17	6,000,000	5,547,188
US Treasury Bonds 4.125% 8/15/2044	4.14 to 4.75	3,925,000	3,643,197
US Treasury Bonds 4.5% 11/15/2054	4.61	9,500,000	9,147,090
US Treasury Bonds 4.5% 2/15/2044	4.44 to 4.83	6,500,000	6,357,559
US Treasury Bonds 4.625% 11/15/2044	4.86	1,130,000	1,119,494
US Treasury Bonds 4.625% 2/15/2040	4.60 to 4.81	29,177,000	29,695,576
US Treasury Bonds 4.625% 5/15/2044	4.42 to 4.72	2,620,000	2,600,862
US Treasury Bonds 5% 5/15/2045	4.83 to 4.98	26,100,000	27,103,219
US Treasury Bonds 6.25% 5/15/2030	3.41 to 4.46	18,050,000	19,962,877
US Treasury Notes 1% 7/31/2028	4.19	15,000,000	13,945,898
US Treasury Notes 3.5% 2/15/2033	4.32	200,000	194,163
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.23	11,500,000	11,365,234
US Treasury Notes 3.75% 12/31/2028	4.03	700,000	702,215
US Treasury Notes 3.75% 12/31/2030	4.07	1,600,000	1,598,250
US Treasury Notes 3.75% 8/31/2031	3.64	3,300,000	3,285,047
US Treasury Notes 3.875% 4/30/2030	3.92	18,927,000	19,046,772
US Treasury Notes 3.875% 8/31/2032	3.87	7,400,000	7,378,031
US Treasury Notes 4% 2/15/2034	4.19 to 4.50	3,500,000	3,490,840
US Treasury Notes 4% 3/31/2030	4.01	8,470,000	8,566,942
US Treasury Notes 4% 4/30/2032	4.06 to 4.29	28,900,000	29,068,207
US Treasury Notes 4% 6/30/2032	4.04	5,225,000	5,251,941
US Treasury Notes 4% 7/31/2032	4.01	1,260,000	1,265,906
US Treasury Notes 4.125% 10/31/2031	4.34 to 4.41	48,000,000	48,701,250
US Treasury Notes 4.125% 2/28/2027	4.01	4,400,000	4,426,297
US Treasury Notes 4.125% 2/29/2032	4.20	10,550,000	10,692,178
US Treasury Notes 4.125% 3/31/2032	3.88 to 4.04	17,510,000	17,742,555
US Treasury Notes 4.125% 5/31/2032	4.13 to 4.29	20,735,000	20,998,847
US Treasury Notes 4.125% 7/31/2031	3.59 to 3.97	1,200,000	1,218,316
US Treasury Notes 4.25% 2/28/2029	4.19 to 4.30	6,420,000	6,542,130
US Treasury Notes 4.25% 5/15/2035	4.22 to 4.48	39,970,000	40,338,473
US Treasury Notes 4.25% 8/15/2035	4.29	2,340,000	2,359,013
US Treasury Notes 4.375% 11/30/2028	3.89 to 3.91	3,700,000	3,779,926
US Treasury Notes 4.375% 12/31/2029	4.39	3,200,000	3,282,750
US Treasury Notes 4.5% 11/15/2033	3.94 to 4.14	4,250,000	4,394,102
US Treasury Notes 4.625% 2/15/2035	4.40 to 4.44	8,740,000	9,083,649
US Treasury Notes 4.625% 4/30/2029	4.40 to 4.72	12,350,000	12,744,139
US Treasury Notes 4.75% 2/15/2045	4.51 to 4.86	8,930,000	8,985,813
TOTAL U.S. TREASURY OBLIGATIONS (Cost $418,715,159)			423,550,292

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $66,112,870)	4.21	66,099,650	66,112,870

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $1,717,221,691)	1,786,177,419
NET OTHER ASSETS (LIABILITIES) - 0.7%	11,919,656
NET ASSETS - 100.0%	1,798,097,075

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	49	12/19/2025	5,639,594	693	693
CBOT US Treasury Long Bond Contracts (United States)	121	12/19/2025	14,107,844	280,734	280,734

TOTAL PURCHASED					281,427

Sold

Interest Rate Contracts
Eurex Euro-Bund Contracts (Germany)	20	12/8/2025	3,018,952	3,277	3,277
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	284	12/29/2025	34,696,483	(141,875)	(141,875)

TOTAL SOLD					(138,598)

TOTAL FUTURES CONTRACTS					142,829
The notional amount of futures purchased as a percentage of Net Assets is 1.1%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	3,413,000	USD	2,450,947	JPMorgan Chase Bank NA	10/1/2025	1,449
EUR	919,000	USD	1,074,706	BNP Paribas SA	10/3/2025	4,316
EUR	846,000	USD	984,147	BNP Paribas SA	10/3/2025	9,164
EUR	600,000	USD	707,173	BNP Paribas SA	10/3/2025	(2,697)
EUR	4,502,000	USD	5,209,242	Goldman Sachs Bank USA	10/3/2025	76,674
EUR	776,000	USD	910,132	State Street Bank & Trust Co	10/3/2025	990
GBP	175,000	USD	238,757	BNP Paribas SA	10/3/2025	(3,398)
GBP	2,869,000	USD	3,878,769	Bank of America NA	10/3/2025	(20,228)
GBP	372,000	USD	495,985	Bank of America NA	10/3/2025	4,321
GBP	347,000	USD	466,733	JPMorgan Chase Bank NA	10/3/2025	(50)
GBP	1,432,000	USD	1,941,316	JPMorgan Chase Bank NA	10/3/2025	(15,408)
USD	391,852	AUD	595,000	Brown Brothers Harriman & Co.	10/3/2025	(1,865)
USD	301,396	AUD	458,000	Brown Brothers Harriman & Co.	10/3/2025	(1,668)
USD	15,971,558	AUD	24,282,000	Citibank NA	10/3/2025	(96,088)
USD	1,342,952	AUD	2,051,000	JPMorgan Chase Bank NA	10/3/2025	(14,216)
USD	517,294	AUD	789,000	JPMorgan Chase Bank NA	10/3/2025	(4,795)
USD	2,265,812	CAD	3,129,000	Bank of America NA	10/3/2025	17,364
USD	1,952,891	CAD	2,662,000	Canadian Imperial Bank of Commerce	10/3/2025	40,022
USD	2,783,706	CAD	3,876,000	JPMorgan Chase Bank NA	10/3/2025	(1,524)
USD	55,967,739	CAD	75,673,000	JPMorgan Chase Bank NA	10/3/2025	1,590,360
USD	1,327,709	CAD	1,830,000	JPMorgan Chase Bank NA	10/3/2025	12,701
USD	1,859,068	CAD	2,554,000	JPMorgan Chase Bank NA	10/3/2025	23,806
USD	698,508,685	EUR	590,379,000	BNP Paribas SA	10/3/2025	5,329,252
USD	2,975,771	EUR	2,566,000	BNP Paribas SA	10/3/2025	(37,036)
USD	2,981,024	EUR	2,538,000	BNP Paribas SA	10/3/2025	1,092
USD	17,874,661	EUR	15,252,000	BNP Paribas SA	10/3/2025	(33,112)
USD	4,971,002	EUR	4,200,000	Bank of America NA	10/3/2025	39,672
USD	1,353,969	EUR	1,154,000	Bank of America NA	10/3/2025	(972)
USD	2,464,378	EUR	2,107,000	Bank of America NA	10/3/2025	(9,506)
USD	4,396,367	EUR	3,745,000	Bank of America NA	10/3/2025	(736)
USD	741,217	EUR	630,000	Bank of America NA	10/3/2025	1,517
USD	1,491,085	EUR	1,271,000	Citibank NA	10/3/2025	(1,229)
USD	20,201,699	EUR	17,317,000	Citibank NA	10/3/2025	(130,644)
USD	1,785,907	EUR	1,538,000	Goldman Sachs Bank USA	10/3/2025	(19,899)
USD	3,659,842	EUR	3,112,000	JPMorgan Chase Bank NA	10/3/2025	5,961
USD	791,934	EUR	674,000	JPMorgan Chase Bank NA	10/3/2025	573
USD	378,527	EUR	324,000	JPMorgan Chase Bank NA	10/3/2025	(1,889)
USD	1,387,136	EUR	1,178,000	JPMorgan Chase Bank NA	10/3/2025	4,015
USD	597,139	EUR	518,000	JPMorgan Chase Bank NA	10/3/2025	(11,058)
USD	1,764,773	EUR	1,513,000	JPMorgan Chase Bank NA	10/3/2025	(11,680)
USD	1,169,703	EUR	1,000,000	JPMorgan Chase Bank NA	10/3/2025	(4,423)
USD	3,417,114	EUR	2,913,000	JPMorgan Chase Bank NA	10/3/2025	(3,115)
USD	10,562,642	EUR	8,963,000	JPMorgan Chase Bank NA	10/3/2025	38,949
USD	10,383,217	EUR	9,037,000	JPMorgan Chase Bank NA	10/3/2025	(227,362)
USD	7,186,027	EUR	6,081,000	JPMorgan Chase Bank NA	10/3/2025	46,165
USD	336,030	EUR	286,000	Royal Bank of Canada	10/3/2025	230
USD	874,699	GBP	658,000	BNP Paribas SA	10/3/2025	(10,251)
USD	747,918	GBP	562,000	BNP Paribas SA	10/3/2025	(7,920)
USD	219,180,048	GBP	160,545,000	BNP Paribas SA	10/3/2025	3,261,810
USD	542,953	GBP	400,000	Bank of America NA	10/3/2025	4,990
USD	322,430	GBP	236,000	Bank of America NA	10/3/2025	5,032
USD	258,681	GBP	191,000	Bank of America NA	10/3/2025	1,804
USD	472,189	GBP	348,000	Citibank NA	10/3/2025	4,161
USD	4,522,942	GBP	3,347,000	Goldman Sachs Bank USA	10/3/2025	21,535
USD	752,190	GBP	557,000	JPMorgan Chase Bank NA	10/3/2025	3,076
USD	3,320,177	GBP	2,443,000	JPMorgan Chase Bank NA	10/3/2025	34,567
USD	1,204,493	GBP	889,000	JPMorgan Chase Bank NA	10/3/2025	8,870
USD	101,375	GBP	76,000	JPMorgan Chase Bank NA	10/3/2025	(838)
USD	5,549,523	GBP	4,135,000	JPMorgan Chase Bank NA	10/3/2025	(11,671)
USD	4,503,211	GBP	3,319,000	JPMorgan Chase Bank NA	10/3/2025	39,462
USD	508,941	GBP	380,000	JPMorgan Chase Bank NA	10/3/2025	(2,124)
USD	131,170	GBP	97,000	Royal Bank of Canada	10/3/2025	714
USD	1,840,397	GBP	1,366,000	State Street Bank & Trust Co	10/3/2025	3,253
USD	27,466,407	JPY	3,943,950,000	JPMorgan Chase Bank NA	10/3/2025	794,282

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						10,744,747
Unrealized Appreciation						11,432,149
Unrealized Depreciation						(687,402)

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026	6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	16,500,000	(442,958)	301,347	(141,611)
Generali 4.125% 5/4/2026	6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	7,700,000	(70,370)	(26,414)	(96,784)
Societe Generale SA 5.25% 9/6/2032	6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	6,900,000	45,623	(53,951)	(8,328)
Deutsche Bank AG 5.625% 5/19/2031	6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	5,750,000	59,346	(139,015)	(79,669)
Allianz SE 2.121% 7/8/2050	12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	13,550,000	(190,482)	158,207	(32,275)
BMW Finance NV 0.75% 7/13/2026	12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	4,250,000	(112,269)	90,163	(22,106)
Deutsche Bank AG 5.625% 5/19/2031	12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,400,000	25,607	(26,870)	(1,263)
Societe Generale SA 5.25% 9/6/2032	12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,800,000	24,878	(24,116)	762
Generali 4.125% 5/4/2026	12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,100,000	(10,202)	4,732	(5,470)
Aviva PLC 6.125% 11/14/2036	12/20/2030	Citibank NA	(1%)	Quarterly	EUR	10,550,000	(18,119)	2,989	(15,130)
Intesa Sanpaolo SpA 6.184% 2/20/2034	6/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	7,200,000	(54,938)	(45,784)	(100,722)
Commerzbank AG 4% 12/5/2030	12/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	8,900,000	62,962	(110,105)	(47,143)
Heidelberg Materials AG 3.75% 5/31/2032	12/20/2030	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	10,670,000	(2,654,043)	2,575,708	(78,335)
Intesa Sanpaolo SpA 6.184% 2/20/2034	12/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,850,000	(4,760)	1,041	(3,719)
UniCredit SpA 5.375% 4/16/2034	6/20/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	6,900,000	(22,649)	(62,332)	(84,981)
UniCredit SpA 5.375% 4/16/2034	12/20/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	900,000	2,293	(6,053)	(3,760)

TOTAL CREDIT DEFAULT SWAPS							(3,360,081)	2,639,547	(720,534)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $962,271,728 or 53.5% of net assets.

(c)	Zero coupon bond which is issued at a discount.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $113,096,932 or 6.3% of net assets.

(f)	Security is perpetual in nature with no stated maturity date.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Non-income producing - Security is in default.
(j)	Level 3 security.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,713,157.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	48,295,811	754,325,279	736,510,317	1,871,466	2,097	-	66,112,870	66,099,650	0.1%
Total	48,295,811	754,325,279	736,510,317	1,871,466	2,097	-	66,112,870

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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